CONVERTIBLE NOTES (Details Narrative) - USD ($)																													1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2020	Nov. 10, 2020	Sep. 30, 2020	Sep. 18, 2020	Sep. 18, 2020	Sep. 17, 2020	Aug. 31, 2020	Jun. 05, 2020	Apr. 22, 2020	Apr. 15, 2020	Mar. 02, 2020	Feb. 10, 2020	Oct. 02, 2019	Sep. 19, 2019	Sep. 04, 2019	Jul. 30, 2019	Jun. 10, 2019	May 07, 2019	May 02, 2019	Apr. 26, 2019	Jun. 18, 2018	May 28, 2018	May 08, 2018	Aug. 30, 2017	Jul. 17, 2017	May 24, 2017	May 08, 2017	Nov. 10, 2016	Jan. 31, 2018	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 25, 2020	Jul. 24, 2019	Jun. 24, 2019	May 22, 2019	Mar. 19, 2018	Jun. 05, 2017	May 25, 2017	May 07, 2017	Aug. 25, 2015	Mar. 31, 2015
Short-term Debt [Line Items]
Debt instrument face value								$ 150,000																													$ 120,000
Debt instrument interest rate								3.75%
Gain (loss) on extinguishment of debt																														$ 1,040		$ (389,428)	$ 77,356	$ (817,893)	$ (2,904,832)	$ 659,999
Proceeds from note payable																																		$ 434,202	922,845	846,538
Debt maturity date								Jun. 05, 2050
Accrued interest	$ 148,682																													102,192			102,192		148,682	992,755
Debt Settlement Agreement [Member]
Short-term Debt [Line Items]
Debt instrument face value	250,000																																		$ 250,000
Number of common shares issued for conversion																																			200,000
Outstanding convertible debt and accrued interest																															$ 268,000				$ 268,000
Proceeds from convertible debt																																			250,000
Debt conversion amount																																			268,000
Convertible Note [Member]
Short-term Debt [Line Items]
Debt instrument face value																																											$ 57,000
Number of common shares issued for conversion																										53	25
Convertible debt agreement value																										$ 72,500	$ 72,500																$ 72,500
Debt conversion amount																										$ 10,500	$ 5,000
Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt instrument face value																																										$ 110,000
Convertible Promissory Note [Member] | Debt Settlement Agreement [Member] | JSJ Investments Inc [Member]
Short-term Debt [Line Items]
Convertible debt agreement value		$ 110,740
Gain (loss) on extinguishment of debt		10,974
Fair value of derivative liability		752,842
Repayments of debt		$ 100,000
Convertible Promissory Note One [Member]
Short-term Debt [Line Items]
Convertible debt agreement value	9,487																													9,439			9,439		9,487	9,487
Convertible Promissory Note Two [Member]
Short-term Debt [Line Items]
Debt instrument face value																									$ 135,000
Debt instrument interest rate																									10.00%
Debt conversion price per share																									$ 244
Convertible debt agreement value																																				81,470
Fair value of derivative liability																																				111,990
Debt maturity date																									Jul. 17, 2018
Debt instrument, description																									(i) 55% multiplied by the lowest trading price during the previous twenty trading day period ending on the latest complete trading day prior to the date of this note and (ii) $244.
Lowest trading price, percentage																									55.00%
Deferred financing fees																									$ 16,500
Debt discount																									$ 118,500
Convertible Promissory Note Three [Member]
Short-term Debt [Line Items]
Debt instrument face value	7,166																												$ 15,000						7,166
Debt conversion price per share																													$ 0.20
Number of common shares issued for conversion									258,000
Convertible debt agreement value																																				5,000
Debt conversion amount									$ 25,800
Fair value of derivative liability																																				2,601
Debt maturity date																													Aug. 16, 2018
Lowest trading price, percentage																													75.00%
Convertible Promissory Note Four [Member]
Short-term Debt [Line Items]
Debt instrument face value	107,350																						$ 51,500												$ 107,350
Debt instrument interest rate																							10.00%
Number of common shares issued for conversion																																			8,618,831
Convertible debt agreement value	51,500																																		$ 51,500	48,918
Gain (loss) on extinguishment of debt																																			388,586
Debt conversion amount																																			495,936
Debt maturity date																							Feb. 08, 2019
Lowest trading price, percentage																							32.00%
Debt discount																																				7,277
Convertible Promissory Note Five [Member]
Short-term Debt [Line Items]
Debt instrument face value																						$ 180,000
Debt instrument interest rate																						10.00%
Number of common shares issued for conversion			224
Outstanding convertible debt and accrued interest			$ 224,319
Fair value of derivative liability	180,000																																		180,000	169,234
Debt maturity date																						Feb. 28, 2019
Lowest trading price, percentage																						32.00%
Debt discount																																				38,478
Convertible Promissory Note Six [Member]
Short-term Debt [Line Items]
Debt instrument face value	15,444																				$ 168,721														$ 15,444	$ 63,012
Debt instrument interest rate																					10.00%
Number of common shares issued for conversion			26																																2,600,000	234,350
Convertible debt agreement value																																				$ 39,037
Outstanding convertible debt and accrued interest			$ 26,622
Gain (loss) on extinguishment of debt																																			$ 295,256	195,931
Debt conversion amount																																			310,700	268,614
Derivative liability																					$ 25,824
Fair value of derivative liability																																				21,869
Debt maturity date																					Aug. 02, 2018
Debt instrument, description																					conversion price equal to the lesser of the lowest trading price during the previous twenty-five trading days prior to: (i) the date of the promissory note; or (ii) the latest complete trading day prior to the conversion date. Interest is accrued will be and payable at the time of promissory note repayment.
Accrued interest																																				9,671
Convertible Promissory Note Seven [Member]
Short-term Debt [Line Items]
Debt instrument face value			$ 375,804																																						$ 900,000
Debt instrument interest rate																				12.00%
Number of common shares issued for conversion			477
Convertible debt agreement value			$ 413,590																	$ 84,396																413,590		$ 122,866	$ 120,490	$ 85,838
Outstanding convertible debt and accrued interest			476,661
Fair value of derivative liability																																				181,870
Debt instrument, description																				The note is unsecured, bears interest at 12% per annum, is due 184 days upon receipt, and is convertible into common shares after 180 days from issuance date at a conversion price equal to the lessor of: (i) the lowest trading price during the previous fifteen trading days prior to the date of the promissory note; or (ii) 55% of the lowest trading price during the previous fifteen days prior to the latest complete trading day prior to the conversion date. Interest will be accrued and payable at the time of promissory note repayment.
Lowest trading price, percentage																				55.00%
Accrued interest			$ 37,786
Convertible Promissory Note Eight [Member]
Short-term Debt [Line Items]
Debt instrument face value
Debt instrument interest rate																		10.00%
Number of common shares issued for conversion			286
Convertible debt agreement value																																				124,695
Outstanding convertible debt and accrued interest			$ 286,302
Fair value of derivative liability																																				323,514
Lowest trading price, percentage																		62.00%
Deferred financing fees	125,725																																		125,725	124,695
Convertible Promissory Note Eight [Member] | Four Tranche [Member]
Short-term Debt [Line Items]
Proceeds from note payable																		$ 250,420
Deferred financing fees																		$ 250,420
Convertible Promissory Note Nine [Member]
Short-term Debt [Line Items]
Debt instrument face value	240,192															$ 220,000																			$ 240,192
Debt instrument interest rate																10.00%
Number of common shares issued for conversion																																			6,907,267
Convertible debt agreement value																																				92,219
Gain (loss) on extinguishment of debt																																			$ 620,056
Debt conversion amount																																			860,248
Derivative liability																$ 196,500
Fair value of derivative liability																																				284,734
Debt maturity date																Jul. 30, 2020
Debt instrument, description																conversion price equal to the lesser of (i) 60% of the lowest trading price during the previous twenty trading days prior to the issuance date, or (ii) the lowest trading price for the Common Stock during the twenty-day period ending one trading day prior to conversion of the note.
Lowest trading price, percentage																60.00%
Deferred financing fees	127,781																																		127,781	92,219
Debt discount																$ 23,500
Convertible Promissory Note Ten [Member]
Short-term Debt [Line Items]
Debt instrument face value	110,750														$ 137,500																				$ 110,750
Debt instrument interest rate															10.00%
Debt conversion price per share															$ 0.50
Number of common shares issued for conversion																																			8,623,931
Convertible debt agreement value																																				43,322
Gain (loss) on extinguishment of debt				$ 20,056																															$ 383,281
Debt conversion amount																																			494,031
Derivative liability	121,500														$ 121,500																				121,500
Fair value of derivative liability																																				173,596
Debt maturity date															Jun. 03, 2020
Lowest trading price, percentage															60.00%
Deferred financing fees	$ 94,178														$ 16,000																				$ 94,178	43,322
Repayments of debt				22,500
Number of warrants issued																																			100,000
Warrant exercise price per share	$ 0.75																																		$ 0.75
Warrant term	5 years																																		5 years
Convertible Promissory Note Eleven [Member]
Short-term Debt [Line Items]
Debt instrument face value														$ 55,000
Debt instrument interest rate														10.00%
Debt conversion price per share														$ 0.50
Number of common shares issued for conversion																																			5,758,117
Convertible debt agreement value																																				15,370
Outstanding convertible debt and accrued interest																																			$ 60,250
Gain (loss) on extinguishment of debt																																			272,230
Debt conversion amount																																			$ 332,480
Derivative liability														$ 48,000
Fair value of derivative liability																																				70,052
Debt maturity date																																			Sep. 19, 2020
Lowest trading price, percentage																																			60.00%
Deferred financing fees	$ 39,630													7,000																					$ 39,630
Convertible Promissory Note Twelve [Member]
Short-term Debt [Line Items]
Debt instrument face value	74,620													$ 141,900																					$ 74,620
Debt instrument interest rate														10.00%
Debt conversion price per share														$ 0.50
Number of common shares issued for conversion																																			5,159,991
Convertible debt agreement value																																				40,043
Gain (loss) on extinguishment of debt				7,273																															$ 187,292
Debt conversion amount																																			261,912
Derivative liability	125,500													$ 125,500																					125,500
Fair value of derivative liability																																				190,246
Debt maturity date														Sep. 19, 2020
Lowest trading price, percentage														60.00%
Deferred financing fees	$ 101,857													$ 16,400																					$ 101,857	40,043
Repayments of debt				76,000
Number of warrants issued																																			113,250
Warrant exercise price per share	$ 0.75																																		$ 0.75
Warrant term	5 years																																		5 years
Convertible Promissory Note Thirteen [Member]
Short-term Debt [Line Items]
Debt instrument face value													$ 82,500
Debt instrument interest rate													10.00%
Debt conversion price per share													$ 0.50
Number of common shares issued for conversion																																			2,608,695
Convertible debt agreement value																																				20,795
Outstanding convertible debt and accrued interest																																			$ 22,500
Gain (loss) on extinguishment of debt					$ 8,075																														170,796
Debt conversion amount																																			193,296
Derivative liability	$ 73,000												$ 73,000																						73,000
Fair value of derivative liability																																				105,790
Debt maturity date													Sep. 30, 2020
Lowest trading price, percentage													60.00%
Deferred financing fees	$ 61,705																																		$ 61,705	20,795
Debt discount													$ 9,500
Repayments of debt					60,000
Number of warrants issued																																			83,333
Warrant exercise price per share	$ 0.75																																		$ 0.75
Warrant term	5 years																																		5 years
Convertible Promissory Note Fourteen [Member]
Short-term Debt [Line Items]
Debt instrument face value																																				$ 226,000
Debt instrument interest rate																																				12.00%
Number of common shares issued for conversion			285
Convertible debt agreement value																																				$ 226,000
Outstanding convertible debt and accrued interest			$ 285,428
Fair value of derivative liability																																				$ 289,462
Debt maturity date																																				Aug. 31, 2019
Lowest trading price, percentage																																				55.00%
Convertible Promissory Note Fifteen [Member]
Short-term Debt [Line Items]
Debt instrument face value																																				$ 258,736
Debt instrument interest rate																																				12.00%
Number of common shares issued for conversion			343
Convertible debt agreement value																																				$ 258,736
Outstanding convertible debt and accrued interest			$ 342,641
Fair value of derivative liability																																				$ 351,774
Debt maturity date																																				Sep. 19, 2018
Lowest trading price, percentage																																				55.00%
Convertible Promissory Note Sixteen [Member]
Short-term Debt [Line Items]
Debt instrument face value																																				$ 137,500
Debt instrument interest rate																																				12.00%
Number of common shares issued for conversion			166
Convertible debt agreement value																																				$ 137,500
Outstanding convertible debt and accrued interest			$ 166,401
Fair value of derivative liability																																				$ 170,201
Debt maturity date																																				Jan. 22, 2020
Lowest trading price, percentage																																				55.00%
Convertible Promissory Note Seventeen [Member]
Short-term Debt [Line Items]
Debt instrument face value												$ 119,600
Debt instrument interest rate												8.00%
Number of common shares issued for conversion																																			11,549,008
Outstanding convertible debt and accrued interest																																			$ 119,600
Gain (loss) on extinguishment of debt																																			429,776
Debt conversion amount																																			549,376
Derivative liability												$ 97,465
Debt maturity date												Feb. 10, 2021
Lowest trading price, percentage												80.00%
Deferred financing fees	$ 119,600																																		119,600
Debt discount												$ 22,135
Convertible Promissory Note Eighteen [Member]
Short-term Debt [Line Items]
Debt instrument face value											$ 60,950
Debt instrument interest rate											8.00%
Derivative liability											$ 50,000
Debt maturity date											Mar. 02, 2021
Lowest trading price, percentage											80.00%
Deferred financing fees	60,950																																		60,950
Debt discount											$ 10,950
Repayments of debt				78,643
Prepayment penalty				$ 15,221
Convertible Promissory Note Nineteen [Member]
Short-term Debt [Line Items]
Debt instrument face value										$ 60,950
Debt instrument interest rate										8.00%
Gain (loss) on extinguishment of debt					2,966
Derivative liability										$ 50,000
Debt maturity date										Apr. 15, 2021
Debt instrument, description										April 15, 2021, and is convertible into common shares of the Company, beginning 180 days from the date of the note up to maturity or repayment, at a price equal to 80% of the average of the lowest two trading prices for the common stock during the fifteen trading days before conversion.
Lowest trading price, percentage										80.00%
Debt discount										$ 10,950
Repayments of debt					$ 66,000
Convertible Promissory Note Twenty [Member]
Short-term Debt [Line Items]
Debt instrument face value							$ 166,650
Debt instrument interest rate							10.00%
Debt conversion price per share							$ 0.05
Number of common shares issued for conversion			168
Outstanding convertible debt and accrued interest			$ 167,974
Proceeds from convertible debt							$ 150,000
Debt original issue discount, percentage							10.00%
Lowest trading price, percentage							70.00%
Debt discount							$ 16,650
Convertible Promissory Note Twenty One [Member]
Short-term Debt [Line Items]
Debt instrument face value						$ 288,860
Debt instrument interest rate						10.00%
Debt conversion price per share						$ 0.04
Number of common shares issued for conversion			290
Outstanding convertible debt and accrued interest			$ 289,889
Proceeds from convertible debt						$ 260,000
Debt original issue discount, percentage						10.00%
Debt maturity date						Jun. 17, 2021
Lowest trading price, percentage						70.00%
Debt discount						$ 28,860
Convertible Promissory Note Twenty Two [Member]
Short-term Debt [Line Items]
Debt instrument face value																								$ 15,000
Debt instrument interest rate																								10.00%
Debt conversion price per share																								$ 0.005
Number of common shares issued for conversion			18
Outstanding convertible debt and accrued interest			$ 18,131
Lowest trading price, percentage																								20.00%
Convertible Promissory Note Twenty Three [Member]
Short-term Debt [Line Items]
Debt instrument face value																			$ 10,000
Debt instrument interest rate																			8.00%
Number of common shares issued for conversion			12
Outstanding convertible debt and accrued interest			$ 11,841
Lowest trading price, percentage																			58.00%
Convertible Promissory Note Twenty Four [Member]
Short-term Debt [Line Items]
Debt instrument face value																	$ 15,000
Debt instrument interest rate																	10.00%
Debt conversion price per share																	$ 0.005
Number of common shares issued for conversion			52
Outstanding convertible debt and accrued interest			$ 51,999
Lowest trading price, percentage																	20.00%
Non-related Party [Member]
Short-term Debt [Line Items]
Debt instrument interest rate																												8.00%
Debt conversion price per share																												$ 480
Convertible debt agreement value																												$ 138,889
Proceeds from convertible debt																												$ 125,000
Debt original issue discount, percentage																												8.00%
Debt mature term																												9 months
Right to redeem value																												$ 62,500
Notes																												40,000
Proceeds from note payable																												$ 1
Debt instrument, description																												the convertible promissory note is exchanged or converted into a revolving credit facility with the lender, whereupon the two $10,000 convertible note balances shall be rolled into such credit facility.
Non-related Party [Member] | Secured Convertible Note [Member]
Short-term Debt [Line Items]
Convertible debt agreement value																												$ 50,000
Proceeds from convertible debt																												10,000
Non-related Party [Member] | Another Secured Convertible Note [Member]
Short-term Debt [Line Items]
Convertible debt agreement value																												75,000
Proceeds from convertible debt																												$ 10,000
Non-related Party [Member] | Secured Convertible Note One [Member]
Short-term Debt [Line Items]
Debt instrument interest rate																																												18.00%
Non-related Party [Member] | Secured Convertible Note One [Member] | Per Month [Member]
Short-term Debt [Line Items]
Debt instrument interest rate																																												1.50%
Director [Member]
Short-term Debt [Line Items]
Debt instrument face value	310,000																													$ 310,000			$ 310,000		310,000	$ 310,000										$ 310,000
Debt instrument interest rate																																														5.00%
Debt conversion price per share																																														$ 1.25
Third Party [Member]
Short-term Debt [Line Items]
Debt instrument face value																																				250,000									$ 250,000
Debt instrument interest rate																																													10.00%
Debt conversion price per share																																													$ 7,000
Number of common shares issued for conversion	300,000
Convertible debt agreement value	$ 387,000																																		387,000
Outstanding convertible debt and accrued interest	378,000
Gain (loss) on extinguishment of debt	9,000
Third Party Notes [Member]
Short-term Debt [Line Items]
Debt instrument face value	20,000																																		$ 20,000	$ 32,000
Number of common shares issued for conversion																															200,000				53,764	72,038
Convertible debt agreement value	193,841																																		$ 193,841	$ 213,889
Outstanding convertible debt and accrued interest																															$ 250,000
Gain (loss) on extinguishment of debt																																			33,226	27,097
Debt conversion amount																																			53,226	59,097
Derivative liability
Fair value of derivative liability																																				$ 360,718
Repayments of debt																															193,889
Accrued interest																															$ 56,111
Third Party Notes [Member] | Convertible Note [Member]
Short-term Debt [Line Items]
Number of common shares issued for conversion																																			200,000
Convertible debt agreement value	$ 250,000																																		$ 250,000
Outstanding convertible debt and accrued interest																																			321,243
Gain (loss) on extinguishment of debt																																			196,757
Debt conversion amount																																			$ 268,000